Share Capital and Capital reserve - Narrative (Details) $ / shares in Units, € in Millions, $ in Millions					3 Months Ended	6 Months Ended
	Aug. 06, 2020 USD ($)	Feb. 02, 2020 $ / shares	Jan. 02, 2020 shares	Jun. 14, 2019	Mar. 31, 2020	Jun. 30, 2020 EUR (€) shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 $ / shares
Disclosure of classes of share capital [line items]
Percentage increase in dividend price		20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 16.7538					$ 21.7289
Preference shares, dividend payment terms, weighted average share price, minimum term required					10 days	10 days	10 days
Share repurchase programme | $	$ 500.0						$ 300.0
Proceeds from sale or issue of treasury shares						€ 83.4	$ 90.7
Transaction costs | €						0.1
Vesting of Non-Executive Restricted Stock award | €						€ 0.0		€ (0.2)
Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares						1,910,561	1,910,561
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement				39,370		25,791	25,791
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Restricted shares
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares						49,196	49,196
Vesting of Non-Executive Restricted Stock award | €						€ 0.6
Ordinary shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 10.00
Ordinary shares | Founder Entities
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares			6,421,074
Founder Preferred shares | Issued Capital and Capital Reserve
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares							$ 10.00		$ 10.00